Mining interests and Property, plant and equipment - Narrative (Details) - CAD ($) $ in Thousands		3 Months Ended	12 Months Ended
	May 27, 2022	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Mining interests and Property, plant and equipment
Amount of consideration			$ 150,000
Impairment of assets			$ 28,108	$ 5,741
Tintic Consolidated Metals LLC
Mining interests and Property, plant and equipment
Percentage of royalties issued	2.00%
Percentage of buyback right	50.00%
Exercisable term	5 years
Cariboo Gold Project
Mining interests and Property, plant and equipment
Percentage of net smelter return royalty			5.00%
San Antonio Properties
Mining interests and Property, plant and equipment
Gold and silver stream (as a percent)			15.00%
Tintic Properties | Minimum
Mining interests and Property, plant and equipment
Percentage of royalty on all refined metals stream			2.00%
Tintic Properties | Maximum
Mining interests and Property, plant and equipment
Percentage of royalty on all refined metals stream			2.50%
QR Mill
Mining interests and Property, plant and equipment
Impairment of assets		$ 25,300